Loans receivable (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable Details [Abstract]
Balance, beginning of the period	$ 9,813	$ 8,886
Provision for loan losses	15,383	8,476
Charge offs	(12,123)	(7,549)
Balance, end of the period	$ 13,073	$ 9,813